Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	New Age Beverages Corp
Entity Central Index Key	0001579823
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	NBEV